Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2023	Mar. 31, 2029	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets				$ 2.1	$ 2.2	$ 2.2	$ 2.5	$ 4.2	$ 5.3	$ 5.7	$ 5.7
Goodwill Impairment Carrying Value									811.2
Starz Business of Lions Gate Entertainment Corp
Finite-Lived Intangible Assets [Line Items]
Accumulated goodwill impairment losses	$ 1,755.7								1,755.7
Amortization of intangible assets				$ 108.0	$ 113.3	$ 118.4	$ 125.1	$ 134.2	137.0	134.5	$ 129.2
Goodwill impairment			$ 494.0						494.0	$ 1,475.0
Starz Business of Lions Gate Entertainment Corp | Starz Networks
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment loss before business combination	250.0	$ 250.0
Starz Business of Lions Gate Entertainment Corp | Trade name
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets									$ 4.0
Goodwill impairment	170.0	170.0	170.0
Starz Business of Lions Gate Entertainment Corp | Trade name | Starz Networks
Finite-Lived Intangible Assets [Line Items]
Goodwill Impairment Carrying Value	$ 80.0	$ 80.0	$ 80.0